Commitments and Contingent Liabilities (Tables)	12 Months Ended
Mar. 31, 2014
Commitments And Contingencies Disclosure [Abstract]
Schedule of Minimum Annual Rental Payments, under Non-Cancelable Lease Agreements
The minimum annual rental payments, under non-cancelable lease agreements, are as follows:

March 31,
2014
3/31/2015	$1,562
3/30/2016	900
3/30/2017	208

$2,670